Supplement to the
Fidelity® Enduring Opportunities Fund
December 30, 2023
Prospectus

Niamh Brodie-Machura no longer serves as Co-Portfolio Manager of the fund.

IDF-PSTK-0224-103 1.9899623.103	February 12, 2024
Supplement to the
Fidelity® SAI Sustainable Emerging Markets Equity Fund and Fidelity® SAI Sustainable International Equity Fund
December 30, 2023
Prospectus

Niamh Brodie-Machura no longer serves as Co-Portfolio Manager of Fidelity® SAI Sustainable International Equity Fund.

IEE-PSTK-0224-100 1.9911684.100	February 12, 2024
Supplement to the
Fidelity® Sustainable Emerging Markets Equity Fund and Fidelity® Sustainable International Equity Fund
December 30, 2023
Prospectus

Niamh Brodie-Machura no longer serves as Co-Portfolio Manager of Fidelity® Sustainable International Equity Fund.

SIC-PSTK-0224-100 1.9911578.100	February 12, 2024
Supplement to the
Fidelity® Sustainable Emerging Markets Equity Fund and Fidelity® Sustainable International Equity Fund
Class A, Class M, Class C, Class I, and Class Z
December 30, 2023
Prospectus

Niamh Brodie-Machura no longer serves as Co-Portfolio Manager of Fidelity® Sustainable International Equity Fund.

ASIC-PSTK-0224-100 1.9911576.100	February 12, 2024
Supplement to the
Fidelity® Enduring Opportunities Fund
December 30, 2023
STATEMENT OF ADDITIONAL INFORMATION

Niamh Brodie-Machura no longer serves as Co-Portfolio Manager of the fund.

IDF-SSTK-0224-102-1.9899281.102	February 12, 2024

Supplement to the
Fidelity® Sustainable Emerging Markets Equity Fund and Fidelity® Sustainable International Equity Fund
December 30, 2023
STATEMENT OF ADDITIONAL INFORMATION

Niamh Brodie-Machura no longer serves as Co-Portfolio Manager of Fidelity® Sustainable International Equity Fund.

SIC-SSTK-0224-100-1.9911579.100	February 12, 2024

Supplement to the
Fidelity® Sustainable Emerging Markets Equity Fund and Fidelity® Sustainable International Equity Fund
Class A, Class M, Class C, Class I, and Class Z
December 30, 2023
STATEMENT OF ADDITIONAL INFORMATION

Niamh Brodie-Machura no longer serves as Co-Portfolio Manager of Fidelity® Sustainable International Equity Fund.

ASIC-SSTK-0224-100-1.9911577.100	February 12, 2024

Supplement to the
Fidelity® SAI Sustainable Emerging Markets Equity Fund and Fidelity® SAI Sustainable International Equity Fund
December 30, 2023
STATEMENT OF ADDITIONAL INFORMATION

Niamh Brodie-Machura no longer serves as Co-Portfolio Manager of Fidelity® SAI Sustainable International Equity Fund.

IEE-SSTK-0224-100-1.9911685.100	February 12, 2024